Non-current and current financial investments (Tables)	12 Months Ended
Dec. 31, 2024
Current financial investments
Schedule of non-current financial investments

	December 31,
	2024	2023

	(Euro, in thousands)
Non-current financial investments	€200,182	€—
Total non-current financial investments	€200,182	€—

Schedule of current financial investments

	December 31,
	2024	2023

	(Euro, in thousands)
Money market funds	€1,484,599	€1,316,805
Treasury bills	255,078	742,025
Term deposits	1,313,657	1,458,868
Total current financial investments	€3,053,334	€3,517,698